Held for sale assets and liabilities - Summary of Assets and Liablities held for sale (Details) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Non-current assets:
Property, plant and equipment	$ 10,411.8	₨ 789,133.7	₨ 823,040.8
Intangible assets	7,214.6	546,811.7	614,483.3
Total assets	42,531.9	3,223,602.7	3,342,794.4	₨ 3,140,802.1
Assets and liabilities classified as held for sale [member]
Non-current assets:
Property, plant and equipment	6.6	498.2	11.4
Intangible assets			2,196.6
Repossessed vehicles related to finance receivable	58.8	4,458.8
Total assets	$ 65.4	₨ 4,957.0	₨ 2,208.0